Current and long-term debt - Convertible senior notes due 2019 (Details)									1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 25, 2019	Sep. 10, 2019	Jul. 01, 2019 USD ($)	Jun. 30, 2019	Mar. 13, 2019	Dec. 05, 2018	Sep. 20, 2018	Jun. 06, 2018	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($) $ / shares	Mar. 31, 2018 business_day	Sep. 30, 2020 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2020	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Common stock repurchase amount														$ 13,115,000	$ 1,000	$ 23,240,000
Borrowings interest rate																	4.03%
Gain (Loss) On Exchange Of Convertible Notes														1,013,000	0	(17,838,000)
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities														(46,737,000)	(145,000,000)	0
Debt outstanding														2,415,326,000	2,552,473,000
Write-off of deferred financing fees														4,056,000	1,466,000	13,212,000
Interest expense on borrowings														132,423,000	162,738,000	145,871,000
Non-cash accretion														8,413,000	$ 11,375,000	$ 13,225,000
Convertible Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued									$ 15,000,000.0	$ 188,500,000		$ 52,300,000	$ 15,000,000.0					$ 360,000,000.0	$ 360,000,000.0
Borrowings outstanding before debt exchange									348,500,000				348,500,000
Gain (Loss) On Exchange Of Convertible Notes														17,800,000
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities			$ 142,700,000						142,700,000
Repayments													203,500,000
Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued									15,000,000.0	$ 188,500,000		47,700,000	15,000,000.0
Drawdowns													203,500,000
Borrowings interest rate															3.00%
Proceeds From (Repayments) Of Borrowings For Convertible Notes Excluding Debt Issue Costs, Classified As Financing Activities												$ 46,700,000
Convertible conversion rate	0.02574	0.02566		0.02558	0.02548	0.02534	0.02521	0.02508		0.025
Initial conversion price (in USD per share) | $ / shares										$ 40.00
Debt outstanding									12,200,000	$ 154,300,000			12,200,000	140,700,000	$ 180,100,000
Carrying amount of equity component									$ 2,800,000	$ 34,200,000			$ 2,800,000
Interest expense on borrowings														5,500,000	6,100,000
Non-cash accretion														$ 8,400,000	$ 8,600,000
Borrowings, Redemption, Period One [Member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive or non-consecutive trading days											15 days
Threshold consecutive trading days											25 days
Common stock closing price as percentage of conversion price minimum											130.00%
Repurchased face amount percentage											100.00%
Borrowings, Redemption, Period Two [Member] | Convertible Senior Notes Due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Threshold consecutive trading days											5 days
Common stock closing price as percentage of conversion price minimum											98.00%
Threshold trading days | business_day											5